UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04015

Investment Company Act File Number

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

February 28

Date of Fiscal Year End

November 30, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Parametric Dividend Income Fund

Parametric Dividend Income Fund

November 30, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.6%

Security	Shares	Value
Aerospace & Defense — 2.2%
Boeing Co. (The)	536	$148,365
Lockheed Martin Corp.	434	138,498
Raytheon Co.	786	150,244
United Technologies Corp.	1,161	141,003

		$578,110

Air Freight & Logistics — 1.1%
C.H. Robinson Worldwide, Inc.	1,736	$150,424
United Parcel Service, Inc., Class B	1,139	138,332

		$288,756

Automobiles — 1.1%
Ford Motor Co.	11,589	$145,094
General Motors Co.	3,387	145,946

		$291,040

Banks — 2.7%
BB&T Corp.	2,917	$144,158
PacWest Bancorp	2,873	136,927
People’s United Financial, Inc.	7,456	141,813
U.S. Bancorp	2,761	152,269
Valley National Bancorp	12,065	143,574

		$718,741

Beverages — 1.7%
Coca-Cola Co. (The)	3,007	$137,631
Dr Pepper Snapple Group, Inc.	1,638	147,731
PepsiCo, Inc.	1,287	149,961

		$435,323

Biotechnology — 1.7%
AbbVie, Inc.	1,660	$160,887
Amgen, Inc.	802	140,879
Gilead Sciences, Inc.	1,825	136,474

		$438,240

Capital Markets — 1.7%
BGC Partners, Inc., Class A	8,893	$145,223
CME Group, Inc.	1,032	154,325
T. Rowe Price Group, Inc.	1,572	161,790

		$461,338

Chemicals — 5.5%
Air Products and Chemicals, Inc.	870	$141,845
CF Industries Holdings, Inc.	3,971	148,793
DowDuPont, Inc.	3,946	283,954
Eastman Chemical Co.	1,559	144,005
LyondellBasell Industries NV, Class A	1,394	145,952
Mosaic Co. (The)	6,399	155,432
Praxair, Inc.	978	150,534

Security	Shares	Value
RPM International, Inc.	2,668	$141,324
Scotts Miracle-Gro Co. (The), Class A	1,353	133,811

		$1,445,650

Commercial Services & Supplies — 2.2%
Covanta Holding Corp.	8,989	$136,633
KAR Auction Services, Inc.	3,056	153,931
Republic Services, Inc.	2,292	148,842
Waste Management, Inc.	1,730	142,293

		$581,699

Communications Equipment — 1.7%
Cisco Systems, Inc.	4,106	$153,154
Harris Corp.	1,018	147,101
Motorola Solutions, Inc.	1,604	150,952

		$451,207

Containers & Packaging — 3.9%
AptarGroup, Inc.	1,573	$139,069
Avery Dennison Corp.	1,407	160,567
Bemis Co., Inc.	3,044	142,824
Greif, Inc., Class A	2,501	136,480
International Paper Co.	2,607	147,582
Sonoco Products Co.	2,664	142,551
WestRock Co.	2,397	149,597

		$1,018,670

Distributors — 0.5%
Genuine Parts Co.	1,542	$143,360

		$143,360

Diversified Consumer Services — 0.6%
Service Corporation International	3,943	$145,694

		$145,694

Diversified Telecommunication Services — 1.7%
AT&T, Inc.	4,119	$149,849
CenturyLink, Inc.	9,956	145,258
Verizon Communications, Inc.	2,928	149,006

		$444,113

Electric Utilities — 6.1%
American Electric Power Co., Inc.	1,938	$150,447
Duke Energy Corp.	1,615	144,026
Entergy Corp.	1,666	144,076
Eversource Energy	2,256	146,301
FirstEnergy Corp.	4,464	152,401
Great Plains Energy, Inc.	4,480	153,709
Hawaiian Electric Industries, Inc.	3,953	151,597
Pinnacle West Capital Corp.	1,604	147,263
PPL Corp.	3,954	144,993
Southern Co. (The)	2,725	139,520
Xcel Energy, Inc.	2,834	146,263

		$1,620,596

Electrical Equipment — 1.1%
Eaton Corp. PLC	1,812	$140,937
Emerson Electric Co.	2,174	140,919

		$281,856

Security	Shares	Value
Energy Equipment & Services — 2.7%
Baker Hughes a GE Co.	4,829	$143,566
Halliburton Co.	3,199	133,654
Helmerich & Payne, Inc.	2,543	148,969
Oceaneering International, Inc.	7,320	143,033
Schlumberger, Ltd.	2,164	136,008

		$705,230

Food & Staples Retailing — 2.3%
Costco Wholesale Corp.	846	$156,028
CVS Health Corp.	2,023	154,962
Sysco Corp.	2,478	143,055
Wal-Mart Stores, Inc.	1,481	143,997

		$598,042

Food Products — 3.4%
Archer-Daniels-Midland Co.	3,698	$147,476
B&G Foods, Inc.	3,715	143,771
Conagra Brands, Inc.	4,013	149,805
General Mills, Inc.	2,740	154,974
Kellogg Co.	2,335	154,484
Kraft Heinz Co. (The)	1,852	150,697

		$901,207

Gas Utilities — 0.5%
Spire, Inc.	1,764	$145,089

		$145,089

Health Care Equipment & Supplies — 2.8%
Abbott Laboratories	2,609	$147,069
Baxter International, Inc.	2,131	139,644
Becton, Dickinson and Co.	694	158,378
Medtronic PLC	1,737	142,660
Stryker Corp.	934	145,704

		$733,455

Health Care Providers & Services — 3.9%
Anthem, Inc.	636	$149,435
Cardinal Health, Inc.	2,248	133,059
HealthSouth Corp.	3,029	151,298
Owens & Minor, Inc.	7,627	145,981
Patterson Cos., Inc.	3,817	139,511
Quest Diagnostics, Inc.	1,460	143,752
UnitedHealth Group, Inc.	676	154,243

		$1,017,279

Hotels, Restaurants & Leisure — 2.8%
Cracker Barrel Old Country Store, Inc.	885	$138,352
Las Vegas Sands Corp.	2,267	157,080
McDonald’s Corp.	830	142,735
Six Flags Entertainment Corp.	2,382	155,831
Yum! Brands, Inc.	1,837	153,334

		$747,332

Household Durables — 1.7%
Garmin, Ltd.	2,522	$156,566
Leggett & Platt, Inc.	2,989	144,189
Tupperware Brands Corp.	2,342	147,827

		$448,582

Security	Shares	Value
Household Products — 2.2%
Clorox Co. (The)	1,117	$155,587
Colgate-Palmolive Co.	1,984	143,741
Kimberly-Clark Corp.	1,247	149,341
Procter & Gamble Co. (The)	1,576	141,824

		$590,493

Industrial Conglomerates — 1.7%
3M Co.	648	$157,555
General Electric Co.	7,833	143,265
Honeywell International, Inc.	946	147,538

		$448,358

Insurance — 5.9%
Aflac, Inc.	1,630	$142,853
American Financial Group, Inc.	1,280	134,477
Arthur J. Gallagher & Co.	2,179	143,444
Axis Capital Holdings, Ltd.	2,552	133,699
Chubb, Ltd.	950	144,505
Cincinnati Financial Corp.	1,965	146,844
Everest Re Group, Ltd.	602	132,199
Marsh & McLennan Cos., Inc.	1,645	138,065
Old Republic International Corp.	6,801	142,617
Travelers Cos., Inc. (The)	1,095	148,449
Validus Holdings, Ltd.	2,797	137,556

		$1,544,708

IT Services — 4.4%
Accenture PLC, Class A	1,008	$149,194
Amdocs, Ltd.	2,079	135,738
Automatic Data Processing, Inc.	1,254	143,533
Broadridge Financial Solutions, Inc.	1,716	154,886
International Business Machines Corp.	938	144,424
Leidos Holdings, Inc.	2,292	145,702
Paychex, Inc.	2,241	150,842
Western Union Co.	7,056	138,933

		$1,163,252

Machinery — 1.7%
Caterpillar, Inc.	1,061	$149,760
Cummins, Inc.	823	137,770
Illinois Tool Works, Inc.	919	155,541

		$443,071

Media — 2.2%
Interpublic Group of Cos., Inc. (The)	7,040	$139,251
Omnicom Group, Inc.	2,033	145,238
Regal Entertainment Group, Class A	7,165	144,805
Walt Disney Co. (The)	1,371	143,708

		$573,002

Metals & Mining — 1.1%
Compass Minerals International, Inc.	2,053	$143,197
Kaiser Aluminum Corp.	1,513	146,549

		$289,746

Multi-Utilities — 4.4%
Ameren Corp.	2,286	$146,212
Avista Corp.	2,616	135,875

Security	Shares	Value
Centerpoint Energy, Inc.	4,557	$136,756
Consolidated Edison, Inc.	1,674	149,053
Dominion Energy, Inc.	1,774	149,247
DTE Energy Co.	1,248	144,231
Public Service Enterprise Group, Inc.	2,878	152,707
WEC Energy Group, Inc.	2,125	147,666

		$1,161,747

Multiline Retail — 0.5%
Target Corp.	2,307	$138,189

		$138,189

Oil, Gas & Consumable Fuels — 8.3%
Andeavor	1,322	$139,432
Chevron Corp.	1,197	142,431
ConocoPhillips	2,665	135,595
EOG Resources, Inc.	1,376	140,792
Exxon Mobil Corp.	1,717	143,009
HollyFrontier Corp.	3,259	144,960
Kinder Morgan, Inc.	8,637	148,816
Marathon Petroleum Corp.	2,497	156,387
Occidental Petroleum Corp.	2,198	154,959
ONEOK, Inc.	2,887	149,835
Phillips 66	1,547	150,925
SemGroup Corp., Class A	6,376	153,024
Targa Resources Corp.	3,279	142,309
Valero Energy Corp.	1,734	148,465
Williams Cos., Inc. (The)	4,861	141,212

		$2,192,151

Paper & Forest Products — 0.6%
Domtar Corp.	3,290	$158,644

		$158,644

Pharmaceuticals — 2.7%
Bristol-Myers Squibb Co.	2,280	$144,073
Eli Lilly & Co.	1,686	142,703
Johnson & Johnson	1,044	145,461
Merck & Co., Inc.	2,529	139,778
Pfizer, Inc.	3,905	141,595

		$713,610

Professional Services — 0.6%
Nielsen Holdings PLC	3,986	$146,366

		$146,366

Semiconductors & Semiconductor Equipment — 2.3%
Intel Corp.	3,439	$154,205
Maxim Integrated Products, Inc.	2,847	148,984
QUALCOMM, Inc.	2,172	144,090
Texas Instruments, Inc.	1,552	150,994

		$598,273

Software — 1.1%
CA, Inc.	4,365	$144,351
Microsoft Corp.	1,772	149,149

		$293,500

Security	Shares	Value
Specialty Retail — 1.1%
Home Depot, Inc. (The)	844	$151,768
Lowe’s Cos., Inc.	1,692	141,062

		$292,830

Textiles, Apparel & Luxury Goods — 0.6%
VF Corp.	2,093	$152,705

		$152,705

Thrifts & Mortgage Finance — 0.5%
New York Community Bancorp, Inc.	10,634	$141,858

		$141,858

Tobacco — 1.6%
Altria Group, Inc.	2,094	$142,036
Philip Morris International, Inc.	1,326	136,246
Vector Group, Ltd.	6,681	150,256

		$428,538

Trading Companies & Distributors — 0.5%
Watsco, Inc.	863	$144,553

		$144,553

Total Common Stocks (identified cost $23,408,982)		$26,256,203

Short-Term Investments — 0.6%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.34%(1)	163,618	$163,634

Total Short-Term Investments (identified cost $163,634)		$163,634

Total Investments — 100.2% (identified cost $23,572,616)		$26,419,837

Other Assets, Less Liabilities — (0.2)%		$(60,319)

Net Assets — 100.0%		$26,359,518

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended November 30, 2017 was $1,648.

The Fund did not have any open derivative instruments at November 30, 2017.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$26,256,203	*	$—	$—	$26,256,203
Short-Term Investments	—		163,634	—	163,634
Total Investments	$26,256,203		$163,634	$—	$26,419,837

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of February 28, 2017 whose fair value was determined using Level 3 inputs. At November 30, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	January 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	January 25, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	January 25, 2018